Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Schedule of future gross minimum payments receivable in relation to non-cancellable time charter agreements

As of
December 31,
Period	2021
Not later than one year	197,195
Later than one year and not later than two years	120,520
Later than two years and not later than three years	57,721
Later than three years and not later than four years	51,707
Later than four years and not later than five years	16,998
Total	444,141